Long-Term Investments - Schedule of Long-Term Investment (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)
Long-Term Investments [Abstract]
Equity method investments	¥ 5,350		¥ 7,383
Available-for-sale investments	59,624		58,465
Equity securities with readily determinable fair values	12		39
Total	¥ 64,986	$ 8,955	¥ 65,887